Convertible Notes Payable (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Convertible Notes Payable
	Interest Rates	Term	March 31, 2018	December 31, 2017
Convertible Notes Payable	6% - 10%	0 - 5 months	$1,338,296	$1,026,995
Discount			(589,088)	(349,297)
Total			$749,208	$677,698

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 10%	0 - 2 years	$1,026,995	$1,115,000	$597,500
Discount			(349,297)	(381,747)	—
Total			$677,698	$733,253	$597,500